Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Nov. 30, 2021 USD ($)	Sep. 30, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Nov. 25, 2020 USD ($)	Nov. 25, 2020 MXN ($)	Sep. 30, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 39,640,701	$ 39,989,781			$ 36,741,990	$ 60,621,631
Customers, net		100,731,652	68,382,413
Other non-financing accounts receivable		3,651,277	3,539,505
Sundry debtors		32,624,404	28,076,118
Investments in joint ventures and associates		8,649,061	12,015,129
Government bonds		125,034,044	129,320,536
Suppliers		(227,408,999)	(281,978,041)
Accounts and accrued expenses payable		(37,443,397)	(30,709,497)
Debt	$ (2,055,612)	(2,260,747,244)	(2,232,694,117)	$ (2,100,000)	$ (42,000,000)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,617,584	25,947,993
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665	384,665
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(11,725,902)	(9,318,015)
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		13,002,249	26,332,658
Cash and cash equivalents		39,640,701	39,989,781
Customers, net		100,731,652	68,382,413
Other non-financing accounts receivable		2,734,379	1,944,413
Officials and employees		3,651,277	3,539,505
Sundry debtors		32,624,404	28,076,118
Investments in joint ventures and associates		8,649,061	12,015,129
Long-term notes receivable		846,133	886,827
Government bonds		126,611,771	129,549,519
Other assets		6,450,487	3,824,913
Financial assets not measured at fair value		321,939,865	288,208,618
Financial liabilities measured at fair value		(11,725,902)	(9,318,015)
Suppliers		(227,408,999)	(281,978,041)
Accounts and accrued expenses payable		(37,443,397)	(30,709,497)
Leases		(60,354,410)	(63,184,128)
Debt		(2,295,482,637)	(2,258,727,317)
Financial liabilities not measured at fair value		(2,620,689,443)	(2,634,598,983)
Carrying amount [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,617,584	25,947,993
Financial liabilities measured at fair value		(11,725,902)	(9,318,015)
Carrying amount [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665	384,665
Carrying amount [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		39,640,701	39,989,781
Customers, net		100,731,652	68,382,413
Other non-financing accounts receivable		2,734,379	1,944,413
Officials and employees		3,651,277	3,539,505
Sundry debtors		32,624,404	28,076,118
Investments in joint ventures and associates		8,649,061	12,015,129
Long-term notes receivable		846,133	886,827
Government bonds		126,611,771	129,549,519
Other assets		6,450,487	3,824,913
Financial assets not measured at fair value		321,939,865	288,208,618
Carrying amount [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,617,584
Carrying amount [member] | Derivatives [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,617,584	25,947,993
Carrying amount [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665
Carrying amount [member] | Equity instruments [member] | FVOCI - equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665	384,665
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Suppliers		(227,408,999)	(281,978,041)
Accounts and accrued expenses payable		(37,443,397)	(30,709,497)
Leases		(60,354,410)	(63,184,128)
Debt		(2,295,482,637)	(2,258,727,317)
Financial liabilities not measured at fair value		(2,620,689,443)	(2,634,598,983)
Carrying amount [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(11,725,902)
Carrying amount [member] | Derivative liabilities [member] | FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(11,725,902)	(9,318,015)
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Debt		(2,260,747,244)	(2,232,694,117)
Level 2 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		12,617,584	25,947,993
Level 2 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		384,665	384,665
Level 2 [member] | Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(11,725,902)	(9,318,015)
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Government bonds		$ 125,034,044	$ 129,320,536